Financial risk management, objectives and policies (Details 4) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Liabilities Arising From Financing Activities [RollForward]
Amortization of costs of issuance of senior notes	S/ 1,644	S/ 1,644	S/ 1,644
Hedge Finance Cost Payable [Member]
Changes In Liabilities Arising From Financing Activities [RollForward]
Balance as of beginning	11,073	10,897
Distribution of dividends
Finance cost on cross currency swaps	26,140	27,800
Cash flows	(26,708)	(27,624)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others
Balance as of end	10,505	11,073	10,897
Dividends Payable [Member]
Changes In Liabilities Arising From Financing Activities [RollForward]
Balance as of beginning	5,070	4,235
Distribution of dividends	149,837	155,236
Finance cost on cross currency swaps
Cash flows	(124,993)	(154,401)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others	(189)
Balance as of end	29,725	5,070	4,235
Interest-bearing Loans [Member]
Changes In Liabilities Arising From Financing Activities [RollForward]
Balance as of beginning	998,148	1,012,406
Distribution of dividends
Finance cost on cross currency swaps
Cash flows
Movement of foreign currency	(34,502)	(15,902)
Amortization of costs of issuance of senior notes	1,644	1,644
Others
Balance as of end	S/ 965,290	S/ 998,148	S/ 1,012,406